Shareholders' equity - Earnings per share - Net income attributable to the owners of the parent company - Diluted - Continuing and Discontinued Operations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shareholders' equity [abstract]
Net income attributable to the owners of the parent company - diluted	€ 2,749	€ 1,661	€ 1,609
Net income of continuing operations - Diluted earnings per share	€ 2,749	€ 1,661	1,580
Net income of discontinued operations - Diluted earnings per share			€ 29